Provisions (Tables)	12 Months Ended
Mar. 31, 2022
Provisions [abstract]
Summary of detailed information about provisions

	As at March 31,
	2021		2022
Non-current
Provision for warranty	₹	2	₹	1

	₹	2	₹	1
Current
Provision for warranty	₹	213	₹	294
Provision for onerous contracts*		2,358		1,946
Others		463		531

	₹	3,034	₹	2,771

	₹	3,036	₹	2,772

*
For the year ended March 31, 2021, provision for onerous contracts was included under Trade payables and accrued expenses in the statement of financial position and has been reclassified under Provisions.

Summary of Activity for Provision for Warranty and Other Provisions
A summary of activity in provision for warranty, provision for onerous contracts and other provisions is as follows:

	Year ended March 31, 2021								Year ended March 31, 2022
	Provision for warranty		Provision for onerous contracts		Others		Total		Provision for warranty		Provision for onerous contracts		Others		Total
Balance at the beginning of the year	₹	319	₹	1,841	₹	295	₹	2,455	₹	215	₹	2,358	₹	463	₹	3,036
Additional provision during the year		245		1,122		270		1,637		307		1,080		191		1,578
Utilized/written-back during the year		(349)		(605)		(102)		(1,056)		(227)		(1,492)		(123)		(1,842)

Balance at the end of the year	₹	215	₹	2,358	₹	463	₹	3,036	₹	295	₹	1,946	₹	531	₹	2,772